Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2014	Jun. 30, 2010	Sep. 30, 2010	Dec. 31, 2014	Nov. 19, 2002 Installment	Dec. 31, 2013
Debt Instrument [Line Items]
Line of credit				$ 67,000,000
Remaining borrowing availability				55,500,000
Long term advances				0		0
Proceeds from Private placement, outstanding balance				9,558,000		11,163,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Fixed rate junior subordinated debt securities per security	1,000	1,000	1,000
Minimum investment required under private placement	50,000	50,000	50,000
Debt securities final maturity date	Mar. 31, 2024	Dec. 31, 2018	Dec. 31, 2018
Proceeds from Private placement, outstanding balance				9,500,000		11,100,000
Debt instrument earliest redemption date	Mar. 31, 2019	Dec. 31, 2013	Dec. 31, 2013
Interest rate of private placement				5.75%
Final maturity drops period				5 years
Percentage of proceeds from sale of securities imposed as reduction				20.00%
Repayment of subordinated debt	11,100,000
Reduction in long term borrowings				1,600,000
Mortgages [Member]
Debt Instrument [Line Items]
Proceeds from Private placement, outstanding balance				35,738	129,000	46,301
Interest rate of private placement					6.00%
Quarterly installments on private placement					60
Quarterly installment amount					3,277
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long term advances				$ 11,500,000